Exceptional items (Tables)	12 Months Ended
Dec. 31, 2024
Exceptional items
Schedule of exceptional items

	Year ended December 31,
	2024	2023	2022
	$’m	$’m	$’m
Start-up related and other costs	24	36	67
Impairment (reversal)/charge - property, plant and equipment	(4)	18	—
Restructuring (credit)/charge	(4)	38	—
Exceptional items – cost of sales	16	92	67
Transaction-related and other costs	5	14	23
Exceptional items – SG&A expenses	5	14	23
Exceptional finance income	(13)	(58)	(218)
Exceptional items – finance income	(13)	(58)	(218)
Exceptional income tax charge/(credit) (note 7)	8	(14)	(17)
Total exceptional items, net of tax	16	34	(145)